Statements of Cash Flows - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net loss	¥ (626,312)	¥ (479,921)	¥ (633,956)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	26,528	20,668	12,176
Loss on disposal of assets		28	43
Noncash operating lease expense	9,442	10,660	9,835
Share-based compensation expense	5,213
Changes in assets and liabilities:
Accounts receivable	169,679	(6,604)	52,728
Related party receivable	(30,829)	54,678	(48,693)
Inventories	(57,650)	(22,739)	(114,057)
Advance payments	(53,329)	79,100	(49,052)
Prepaid expenses and other current assets	5,288	(12,246)	(34,351)
Other assets	4,511	2,593	(3,921)
Accounts payable	(5,054)	30	1,736
Contract liabilities	41,562	75,307	47,915
Accrued expenses and other liabilities	(23,628)	46,293	29,646
Operating lease liabilities	(9,441)	(10,660)	(9,964)
Net cash used in operating activities	(544,020)	(242,813)	(739,915)
Cash flows from investing activities:
Purchases of property and equipment	(28,338)	(18,814)	(20,477)
Purchases of intangible assets	(17,659)	(25,211)
Net cash used in investing activities	(45,997)	(44,025)	(20,477)
Cash flows from financing activities:
Proceeds from borrowing	372,292	501,000	250,000
Payments on borrowing	(346,170)	(496,022)	(109,068)
Proceeds from bond		299,997
Repayments of bond	(299,997)
Proceeds from common shares issuance	1,241,458		9,890
Proceeds from class C preferred shares issuance		138,720	852,137
Payments on deferred offering costs	(299,452)	(128,049)	(77,700)
Net cash provided by financing activities	668,131	315,646	925,259
Net increase in cash and cash equivalents	78,114	28,808	164,867
Cash and cash equivalents at beginning of year	456,775	427,967	263,100
Cash and cash equivalents at end of year	534,889	456,775	427,967
Cash paid during the year for:
Interest	20,800	6,156	3,514
Income taxes
Non-cash activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	¥ 7,691	¥ 10,797	¥ 10,365